TAXES, CHARGES AND CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2018
TAXES, CHARGES AND CONTRIBUTIONS
Schedule of taxes, charges and contributions

	12.31.18	12.31.17
ICMS	1,094,769	1,149,137
PIS and COFINS	512,714	419,589
Fust and Funttel	89,794	93,869
ISS, CIDE and other taxes	139,933	113,689
Total	1,837,210	1,776,284

Current	1,797,965	1,726,836
Non-current	39,245	49,448